Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of information about consolidated structured entities [abstract]
Summary of Reclassifications or Changes in Presentation	The effects on the consolidated statements of cash flows for the years ended December 31, 2020, 2021 and 2022, are as follows:

	2020		2021		2022
	(In millions of Korean won)
Increase in changes in other assets	￦	3,129,722	￦	4,674,874	￦	175,012
Increase (decrease) in effect of exchange rate changes on cash and cash equivalents in foreign currency		(89,860)		83,297		88,082
Increase in beginning balance of cash and cash equivalents		8,366,781		11,406,643		16,164,814
Increase in ending balance of cash and cash equivalents		11,406,643		16,164,814		16,427,908

Summary of Effect on Financial Statements on Adoption of IFRS No.17
1) Effects on consolidated statement of financial position

IFRS No.4			IFRS No.17			Net increase (decrease)
(In millions of Korean won)
Assets			Assets
Financial assets	￦	659,563,977	Financial assets	￦	660,449,629	￦	885,652
Intangible assets		3,200,399	Intangible assets		1,858,470		(1,341,929)
Deferred income tax assets		251,085	Deferred income tax assets		188,372		(62,713)
Other assets		28,437,529	Other assets		14,815,439		(13,622,090)
			Insurance contract assets		83,304		83,304
			Reinsurance contract assets		1,495,966		1,495,966
Others		9,717,858	Others		9,717,365		(493)

Total assets	￦	701,170,848	Total assets	￦	688,608,545	￦	(12,562,303)

Liabilities			Liabilities
Financial liabilities		551,082,334	Financial liabilities		556,125,846		5,043,512
Insurance contract liabilities		58,230,303	Insurance contract liabilities		45,920,012		(12,310,291)
			Reinsurance contract liabilities		31,728		31,728
Deferred income tax liabilities		22,693	Deferred income tax liabilities		1,574,954		1,552,261
Other liabilities		40,140,365	Other liabilities		28,793,630		(11,346,735)
Others		2,052,239	Others		2,018,127		(34,112)

Total liabilities	￦	651,527,934	Total liabilities	￦	634,464,297	￦	(17,063,637)

Equity			Equity
Share capital and capital adjustments		22,629,352	Share capital and capital adjustments		22,629,352		—
Accumulated other comprehensive income		(2,713,053)	Accumulated other comprehensive income		1,312,522		4,025,575
Retained earnings		28,446,513	Retained earnings		28,922,272		475,759
Non-controlling interests		1,280,102	Non-controlling interests		1,280,102		—

Total equity	￦	49,642,914	Total equity	￦	54,144,248	￦	4,501,334

2) Effects on consolidated statement of comprehensive income

IFRS No.4			IFRS No.17			Net increase (decrease)
(In millions of Korean won)
Net interest income	￦	13,112,934	Net interest income 1	￦	11,393,422	￦	(1,719,512)
Net fee and commission income		3,321,632	Net fee and commission income		3,514,902		193,270
Net insurance income		696,513	Net insurance income		1,334,090		637,577
Insurance income		17,136,842	Insurance income		9,544,474		(7,592,368)
Insurance expense		(16,440,329)	Insurance service expense		(7,961,019)		8,479,310
			Reinsurance income		522,389		522,389
			Reinsurance expense		(771,754)		(771,754)
Net gains on financial instruments at fair value through profit or loss		247,357	Net gains on financial instruments at fair value through profit or loss		(1,133,475)		(1,380,832)
			Insurance finance income		897,441		897,441
Net other operating expenses		(2,365,791)	Net other operating expenses		(2,268,465)		97,326
General and administrative expenses		(7,537,802)	General and administrative expenses		(6,643,654)		894,148
Provision for credit losses		(1,835,988)	Provision for credit losses		(1,847,775)		(11,787)
Net other non-operating income (expenses)		156,771	Net other non-operating income (expenses)		160,569		3,798
Profit before income tax expense		5,795,626	Profit before income tax expense		5,407,055		(388,571)
Income tax expense		(1,622,387)	Income tax expense		(1,506,961)		115,426
Profit for the year		4,173,239	Profit for the year		3,900,094		(273,145)
Non-controlling interests		(221,591)	Non-controlling interests		(221,591)		—
Shareholders of the Parent Company		4,394,830	Shareholders of the Parent Company		4,121,685		(273,145)
Other comprehensive income for the year, net of tax		(3,511,437)	Other comprehensive income for the year, net of tax		146,661		3,658,098

Total comprehensive income for the year	￦	661,802	Total comprehensive income for the year	￦	4,046,755	￦	3,384,953

1	Includes insurance interest expense on insurance contract liabilities.

Summary of Transition Methods on the Valuation of Insurance Contract Assets and Liabilities under IFRS No.17
The impact of the transition method on the valuation of KB Insurance Co., Ltd.’s insurance contract liabilities included in the Group’s consolidated financial statements is as follows:

		IFRS No.17
Transition method	Period	Insurance contract assets 1		Insurance contract liabilities 1		Contractual service margin 2
	(In millions of Korean won)
Fully retrospective approach	From 2018 to 2021	￦	1,358,667	￦	4,760,646	￦	5,061,116
Fair value approach	Before 2018		285,923		21,086,530		2,169,132

		￦	1,644,590	￦	25,847,176	￦	7,230,248

1	Insurance contract assets and insurance contract liabilities are the total amounts, including reinsurance contract assets and reinsurance contract liabilities, respectively.
2	The contractual service margin is presented as net amount by offsetting the amounts included in the insurance contract assets and insurance contract liabilities.
The impact of the transition method on the valuation of KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)’s insurance contract liabilities included in the Group’s consolidated financial statements is as follows:

		IFRS No.17
Transition method	Period	Insurance contract assets 1		Insurance contract liabilities 1		Contractual service margin 2
	(In millions of Korean won)
Fully retrospective approach	For the entire period	￦	—	￦	20,140,367	￦	3,606,629

		￦	—	￦	20,140,367	￦	3,606,629

1	Insurance contract assets and insurance contract liabilities are the total amounts, including reinsurance contract assets and reinsurance contract liabilities, respectively.
2	The contractual service margin is presented as net amount by offsetting the amounts included in the insurance contract assets and insurance contract liabilities.
The impact of the transition method on the valuation of KB Life Insurance Co., Ltd.’s insurance contract liabilities included in the Group’s consolidated financial statements is as follows:

Transition method	Period	IFRS No.17
		Insurance contract assets 1		Insurance contract liabilities 1		Contractual service margin 2
	(In millions of Korean won)
Fully retrospective approach	From 2019 to 2021	￦	3,369	￦	2,038,428	￦	359,140
Fair value approach	Before 2019		485		6,421,010		57,691

		￦	3,854	￦	8,459,438	￦	416,831

1	Insurance contract assets and insurance contract liabilities are the total amounts, including reinsurance contract assets and reinsurance contract liabilities, respectively.
2	The contractual service margin is presented as net amount by offsetting the amounts included in the insurance contract assets and insurance contract liabilities.

Summary of Estimated Composition of Assets and Liabilities under IFRS No.17
The estimated composition of applicable assets and liabilities under IFRS No.17 is as follows:

(In millions of Korean won)	Assets under IFRS No.17
Insurance contract assets	￦	83,304
Contractual service margin		(316,418)
Reinsurance contract assets		1,495,966
Contractual service margin on reinsurance contract		(93,045)

	￦	1,579,270

(In millions of Korean won)	Liabilities under IFRS No.17
Insurance contract liabilities	￦	45,920,012
Contractual service margin		12,892,278
Reinsurance contract liabilities		31,728
Contractual service margin on reinsurance contract		(7,922)

	￦	45,951,740

Summary of Redesignation of Financial Assets at date of Initial Application of IFRS17
The expected impact of the measurement categories of financial instruments due to the re-evaluation
of business models is as follows:

Measurement categories before the re-evaluation of the business models	Measurement categories after the re-evaluation of the business models	Carrying amount before the re-evaluation of the business models	Carrying amount after the re-evaluation of the business models
	(In millions of Korean won)
Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	￦ 106,412	￦ 106,412
Loans measured at amortized cost	Financial assets at fair value through other comprehensive income	134,811	126,674
Securities measured at amortized cost	Financial assets at fair value through other comprehensive income	22,389,536	18,068,804